CONSOLIDATED STATEMENT OF CASH FLOWS - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2024		Dec. 31, 2023		Dec. 31, 2022
Operating activities
Profit before tax		$ 704		$ 559		$ 802
Non-cash adjustments to reconcile profit before tax to net cash flows
Depreciation, amortization and impairment loss, net		731		729		671
(Gain) / loss on disposal of non-current assets		(5)		(46)		1
Gain on disposal of subsidiaries		(145)		0		(88)
Finance costs		495		531		583
Finance income		(49)		(60)		(32)
Other non-operating gain, net		(31)		(20)		(9)
Net foreign exchange gain		(9)		(81)		(181)
Changes in trade and other receivables and prepayments		(81)		(1)		(154)
Changes in inventories		(9)		(19)		(12)
Changes in trade and other payables		130		143		52
Changes in provisions, pensions and other		73		125		48
Interest paid		(431)		(489)		(489)
Interest received		43		53		25
Income tax paid		(266)		(264)		(284)
Net cash flows from operating activities from continuing operations		1,150		1,160		933
Net cash flows from operating activities from discontinued operations		0		951		1,624
Investing activities
Purchase of property, plant and equipment		(627)		(531)		(634)
Purchase of intangible assets		(280)		(235)		(376)
Payments on deposits		(19)		(54)		(54)
Outflows on loan granted		(80)		(66)		0
Investment in financial assets		92		(147)		(14)
Acquisition of a subsidiary, net of cash acquired		(2)		0		(16)
Proceeds from sales of share in subsidiaries, net of cash		36		0		40
Proceeds from sales of property, plant and equipment		102		14		0
Other proceeds from investing activities, net		0		(1)		(3)
Net cash flows used in investing activities from continuing operations		(778)		(1,020)		(1,057)
Net cash flows used in investing activities from discontinued operations		0		(1,217)		(599)
Financing activities
Proceeds from borrowings net of fees paid	[1]	955		194		2,087
Repayment of debt		(1,483)		(1,098)		(1,619)
Dividends paid to non-controlling interests		(15)		(15)		(12)
Share repurchases		(8)		0		0
Net cash flows (used in) / from financing activities from continuing operations		(551)		(919)		456
Net cash flows used in financing activities from discontinued operations		0		(226)		(340)
Net (decrease) / increase in cash and cash equivalents		(179)		(1,271)		1,017
Net foreign exchange difference related to continuing operations		(21)		(36)		(95)
Net foreign exchange difference related to discontinued operations		0		(44)		(21)
Cash and cash equivalents classified as discontinued operations/held for sale at the beginning of the period		0		146		113
Cash and cash equivalents classified as discontinued operations/held for sale at the end of the period		(14)		0		(146)
Cash and cash equivalents at beginning of period		1,902	[2]	3,107	[2]	2,239
Cash and cash equivalents at end of period, net of overdraft	[2]	$ 1,688		$ 1,902		$ 3,107

[1]	* Fees paid in 2024 for borrowings were US$9 (2023: US$18, 2022: US$11).
[2]	** Overdrawn amount was US$1(2023 Nil, 2022: Nil).